Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances

10. Related Party Transactions and Balances

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

A. Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel is as follows:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Salaries, benefits, and consulting fees	$470	$347	$882	$923
Share-based payments	1,271	1,048	2,011	1,336
	$1,741	$1,395	$2,893	$2,259

B. Amounts due to/from related parties

In the normal course of operations, the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand.

The following table summarizes the amounts were due to/(from) related parties:

	June 30, 2026	December 31, 2025
Oniva International Services Corp.	$95	$98
Silver Wolf Exploration Ltd.	(236)	(239)
	$(141)	$(141)

For consulting services provided to the Company by the President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by the Company’s President and CEO and director. For the six months ended June 30, 2026, the Company paid $181 (June 30, 2025 - $259) to ICC.

C. Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company, with a 2.5% markup. The President & CEO, and director of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva are summarized below:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Salaries and benefits	$400	$262	$940	$573
Office and miscellaneous	132	137	372	271
	$532	$399	$1,312	$844